Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
5.1.    Accounting policy
Cash and cash equivalents in the statement of financial position comprise cash at banks and short-term deposits with a maturity of three months or less from the date of acquisition, which are subject to an insignificant risk of changes in value, and readily convertible into cash.
5.2.    Currency denomination

	2023	2022

Denominated in R$	2,128,425	1,388,616
Denominated in US$	47,991	123,959
Denominated in other foreign currencies	—	29
	2,176,416	1,512,604